Inventories (Tables)	9 Months Ended
Sep. 30, 2021
Inventories
Schedule of inventories

Inventories

in € THOUS

	September 30,	December 31,
	2021	2020

Finished goods	1,292,707	1,088,311
Health care supplies	473,885	473,164
Raw materials and purchased components	237,954	232,422
Work in process	115,259	101,413
Inventories	2,119,805	1,895,310